Preferred Stock And Other Capital	12 Months Ended
Dec. 31, 2012
Preferred Stock And Other Capital [Abstract]
Preferred Stock And Other Capital [Text Block]

Note 12 –Preferred Stock and Other Capital

FHN Preferred Stock and Warrant

In fourth quarter 2008 FHN sold 866,540 preferred shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series CPP, along with a Warrant to purchase common stock to the U.S. Treasury ("UST") as part of its Capital Purchase Program (“Capital Purchase Program”) administered under the Troubled Asset Relief Program (“TARP”). The Warrant was immediately exercisable and was set to expire ten years after issuance. After adjustment for stock dividends distributed through January 1, 2011, the Warrant covered 14,842,321 common shares at a purchase price of $8.757 per share. On December 22, 2010, subsequent to offerings of common equity and senior debt which raised more than $750 million, FHN repurchased all of the Preferred Shares and remitted the accrued and unpaid dividends. In first quarter 2011, FHN completed the purchase and cancellation of the Warrant to purchase common stock. FHN purchased the Warrant from the UST for $79.7 million, and then canceled it. The UST no longer holds any securities of FHN under the Capital Purchase Program.

In January 2013, FHN issued $100 million of Series A Non-Cumulative Perpetual Preferred Stock. These securities qualify as Tier 1 capital. Refer to Note 28 - Other Events for additional information.

Subsidiary Preferred Stock

In 2000 FT Real Estate Securities Company, Inc. (“FTRESC”), an indirect subsidiary of FHN, issued 50 shares of 9.50 percent Cumulative Preferred Stock, Class B (“Class B Preferred Shares”), with a liquidation preference of $1.0 million per share; of those, 47 shares were issued to nonaffiliates. These securities qualify as Tier 2 capital and are presented in the Consolidated Statements of Condition as Term borrowings. FTRESC is a real estate investment trust (“REIT”) established for the purpose of acquiring, holding, and managing real estate mortgage assets. Dividends on the Class B Preferred Shares are cumulative and are payable semi-annually.

The Class B Preferred Shares are mandatorily redeemable on March 31, 2031, and redeemable at the discretion of FTRESC in the event that the Class B Preferred Shares cannot be accounted for as Tier 2 regulatory capital or there is more than an insubstantial risk that dividends paid with respect to the Class B Preferred Shares will not be fully deductible for tax purposes. They are not subject to any sinking fund and are not convertible into any other securities of FTRESC, FHN, or any of its subsidiaries. The shares are, however, automatically exchanged at the direction of the Office of the Comptroller of the Currency for preferred stock of FTBNA, having substantially the same terms as the Class B Preferred Shares in the event FTBNA becomes undercapitalized, insolvent, or in danger of becoming undercapitalized.

FTRESC also has outstanding Cumulative Perpetual Preferred Stock, Class A, which has been recognized as Noncontrolling interest on the Consolidated Statements of Condition, along with Class B Cumulative Perpetual Preferred Stock issued by First Horizon Preferred Funding, Inc. and First Horizon Preferred Funding II, Inc. Other preferred shares are outstanding but are owned by FHN subsidiaries and are eliminated in consolidation. For all periods presented, the amount included within Noncontrolling interest related to preferred shares issued from these subsidiaries was $.3 million. On January 1, 2013, First Horizon Preferred Funding III, Inc. issued $.1 million of Cumulative Perpetual Preferred Stock, Class A, which is attributable to the noncontrolling interest-holders.

In 2005 FTBNA issued 300,000 shares of Class A Non-Cumulative Perpetual Preferred Stock (“Class A Preferred Stock”) with a liquidation preference of $1,000 per share. These securities qualify as Tier 1 capital. On December 31, 2012, 2011, and 2010, $294.8 million of Class A Preferred Stock was recognized as Noncontrolling interest on the Consolidated Statements of Condition for all periods.